EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended March 31, 2008

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	45.98%
From	01-Mar-08	17-Mar-08	15-Apr-08	Floating Allocation Percentage at Month-End	70.84%
To	31-Mar-08	15-Apr-08
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:		Payment Date	Period	Period
		5/17/2010	11/1/2009	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	133,144,476.00
Incremental Overcollateralization Amount	0.00
Series Nominal Liquidation Amount	$1,133,144,476.00

Required Participation Amount	1,198,144,476.00		Accumulation Account
Excess Receivables	484,965,350.91		Beginning	$0.00

Total Collateral	$1,683,109,826.91		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	168.31%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	29
	Total Pool		LIBOR	2.817500%
Beginning Gross Principal Pool Balance	$3,812,380,417.26		Applicable Margin	0.000000%
Total Principal Collections	(1,500,576,456.74)			2.817500%
Investment in New Receivables	1,733,587,647.32
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	(46,527,712.49)		Interest	$2,269,652.78	$2.39
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$2.39
Less Net CMA Offset	(333,436,467.60)
Less Servicing Adjustment	(4,901,488.40)		Total Due Investors	$2,269,652.78	2.817500%
Ending Balance	$3,660,525,939.35		Servicing Fee	944,287.06
			Excess Cash Flow	$1,558,798.10
SAP for Next Period	45.98%

Average Receivable Balance	$3,541,523,105.92
Monthly Payment Rate	42.37%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$14,654,121.45
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$14,654,121.45